Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled
$
15.1
million for both years ended
December
31,
2019,
and
2018.
Core deposit intangible carrying amount was
$2.1
million and
$2.4
million for the years ended
December
31,
2019,
and
2018,
respectively. Core deposit accumulated amortization was
$1.4
million and
$1.0
million for the years ended
December
31,
2019,
and
2018.
Amortization expense totaled
$341,000
and
$352,000
in
2019
and
2018,
respectively.

Core deposit intangible assets are amortized to their estimated residual values over their expected useful lives, commonly of ten
 years. The estimated aggregate future amortization expense for core deposit intangible assets as of
December
31,
2019
is as follows:

2020	$332
2021	321
2022	309
2023	296
2024	281
Thereafter	517
Total	$2,056